Document and Entity Information	3 Months Ended
Jul. 25, 2014
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment description	Amendement No. 2
Document Period End Date	Jul. 25, 2014
Trading Symbol	MDT
Entity Registrant Name	Medtronic Holdings Ltd
Entity Central Index Key	0001613103
Entity Filer Category	Large Accelerated Filer